Income tax	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income tax
8	Income tax

(a)	The subsidiaries comprising the Group are subject to tax on an entity basis on income arising in or derived from Hong Kong and the PRC. The Company is not subject to income taxes in the British Virgin Islands.

Hong Kong Tax

The subsidiaries operating in Hong Kong are subject to the Hong Kong profits tax rate of 16.5% (2017 and 2016: 16.5%).  BIL, BATL and BEL have no assessable profits for the year ended March 31, 2018.

PRC Tax

All subsidiaries registered in the PRC are subject to a tax rate of 25% (2017 and 2016: 25%).

(b)	Income is subject to taxation in the various countries in which the Company and its subsidiaries operate. The income before income taxes by geographical location is analyzed as follows:

	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	3,933	693	221
PRC	(167)	2,531	(406)
Others	(585)	171	189

Total	3,181	3,395	4

Others mainly include the (loss) / income from BVI.

(c)	Income tax expense comprises the following:

	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	(310)	(600)	-

The components of the income tax expense by geographical location are as follows:

	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(310)	(5)	-
PRC	-	(595)	-

Total	(310)	(600)	-

At the end of the accounting periods, the income tax liabilities / (recoverable) are as follows:

	2017	2018
	$ in thousands	$ in thousands

Current income tax liabilities / (recoverable)	533	(5)

(d)	Deferred tax assets comprise the following:

	2017	2018
	$ in thousands	$ in thousands

Tax loss carry forwards	4,270	4,607
Less: Valuation allowance	(4,270)	(4,607)

	-	-

         As of March 31, 2017 and 2018, the Company had accumulated tax losses amounting to approximately $24,410,000 and $25,928,000 (the tax effect thereon is approximately $4,270,000 and $4,607,000), respectively, subject to the final agreement by the relevant tax authorities, which may be carried forward and applied to reduce future taxable income which is earned in or derived from Hong Kong and other jurisdictions. Realization of deferred tax assets associated with tax loss carry forwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance is established against such tax losses when management believes it is more likely than not that a portion may not be utilized. As of March 31, 2018, the Company’s accumulated tax losses of approximately $3,868,000 will expire from 2019 to 2023.

(e)	Changes in valuation allowance are as follows:

	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	4,459	4,459	4,270
(Credited) / charged to income tax expense	-	(189)	337

Balance, March 31	4,459	4,270	4,607

(f)	The actual income tax credit / (expense) attributable to earnings for the fiscal years ended March 31, 2016, 2017 and 2018 differed from the amounts computed by applying the Hong Kong statutory tax rate in accordance with the relevant income tax law as a result of the following:

	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Income before income taxes	3,181	3,395	4

Income tax expense on pretax income at statutory rate	(525)	(560)	(1)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(95)	(52)	128
Profit not subject to income tax	387	472	61
Expenses not deductible for income tax purposes	(255)	(686)	(167)
(Decrease) / increase in valuation allowance	-	(189)	337
Under provision in prior year	-	5	-
Utilization of tax losses / (tax losses recognized)	178	410	(358)

Total income tax expense	(310)	(600)	-

The statutory rate of 16.5% used above is that of Hong Kong, where the Company’s main business is located.

(g)	The Company complies with ASC 740 and assessed the tax position during the fiscal year ended March 31, 2018 and concluded that such prior year uncertain income tax liability was no longer required.

The Company’s accounting policy is to treat interest and penalties as components of income taxes.  As of March 31, 2018, the Company had no accrued penalties related to uncertain tax positions (2017: $nil).